Trade and other payables	6 Months Ended
Jun. 30, 2022
Trade and other payables.
Trade and other payables

11. Trade and other payables

During the six months ended June 30, 2022, the decrease of EUR 79,207k in trade and other payables was primarily due to less payables to suppliers as the CVnCoV project was stopped in FY 2021 Q4.